Supplementary Financial Information (Supplemental Cash Flow Information) (Detail) - USD ($) $ in Millions		3 Months Ended	9 Months Ended					12 Months Ended
		Dec. 31, 2016	Sep. 30, 2017		Oct. 02, 2016	Sep. 30, 2016		Dec. 31, 2015	Dec. 31, 2014
Successor
Cash payments related to:
Interest paid		$ 19	$ 197	[1]
Capitalized interest		(3)	(5)
Interest paid (net of capitalized interest		16	192	[1]
Income taxes			51
Reorganization items	[2]		0
Income taxes paid (refund)		(2)
Noncash investing and financing activities:
Construction expenditures		$ 1	$ 16	[3]
Predecessor
Cash payments related to:
Interest paid					$ 1,064	$ 1,064	[1]	$ 1,298	$ 1,252
Capitalized interest					(9)	(9)		(11)	(17)
Interest paid (net of capitalized interest					1,055	1,055	[1]	1,287	1,235
Income taxes						22
Reorganization items					104	104	[2]	224	93
Income taxes paid (refund)					22			29	31
Noncash investing and financing activities:
Construction expenditures					$ 53	$ 53	[3]	$ 75	108
Contribution to membership interests									$ 2

[1]	Predecessor period includes amounts paid for adequate protection.
[2]	Represents cash payments made by our Predecessor for legal and other consulting services, including amounts paid on behalf of third parties pursuant to contractual obligations approved by the Bankruptcy Court.
[3]	Represents end-of-period accruals for ongoing construction projects.